Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Revenue
Total revenue	$ 436,899		$ 439,474		$ 2,639,071		$ 2,952,936		$ 3,554,712		$ 3,008,654
Operating costs:
Salaries and benefits	139,420		128,883		517,063		543,979		683,941		556,880
Depreciation	50,353		44,068		150,391		129,176		174,207		163,371
Other general and administration expenses	162,374		240,653		646,711		587,030		951,616		580,463
Total operating costs	716,632		724,505		2,533,469		2,333,403		3,301,554		2,540,408
(Loss) income from operations	(279,733)		(285,031)		105,602		619,533		253,158		468,246
Other income (expense)
Interest expense	(5,104)		(7,571)		(21,586)		(21,823)		(30,393)		(36,196)
Other income	7,517		6,257		36,784		20,477		28,098		8,900
Total other income (expense), net	2,413		(1,314)		15,198		(1,346)		(2,295)		(27,296)
(Loss) income before income tax	(277,320)		(286,345)		120,800		618,187		250,863		440,950
Income tax (benefits) expense	(71,708)		(57,129)		66,129		(91,141)		(135,265)		117,757
Net (Loss) Income	(205,612)		(229,216)		54,671		709,328		386,128		323,193
Comprehensive (Loss) Income	$ (205,612)		$ (229,216)		$ 54,671		$ 709,328		$ 386,128		$ 323,193
(Loss) earnings per common share
Basic	$ (0.02)	[1]	$ (0.02)	[1]	$ 0.01	[1]	$ 0.07	[1]	$ 0.04	[2]	$ 0.03	[2]
Diluted	$ (0.02)	[1]	$ (0.02)	[1]	$ 0.01	[1]	$ 0.07	[1]	$ 0.04	[2]	$ 0.03	[2]
Weighted average number of common shares outstanding
Basic	10,880,000	[1]	10,880,000	[1]	10,880,000	[1]	10,880,000	[1]	10,880,000	[2]	10,880,000	[2]
Diluted	10,880,000	[1]	10,880,000	[1]	10,880,000	[1]	10,880,000	[1]	10,880,000	[2]	10,880,000	[2]
Golf Operations [Member]
Revenue
Total revenue	$ 295,042		$ 300,191		$ 1,974,651		$ 2,247,862		$ 2,643,856		$ 2,310,615
Operating costs:
Cost of sales	323,530		264,694		1,030,225		845,496		1,189,889		1,015,852
Food and Beverage [Member]
Revenue
Total revenue	107,707		108,846		499,792		530,012		682,281		517,694
Operating costs:
Cost of sales	32,722		32,789		146,762		159,111		209,226		167,614
Sales Of Merchandise [Member]
Revenue
Total revenue	15,627		19,780		91,451		107,861		138,450		99,366
Operating costs:
Cost of sales	8,233		13,418		42,317		68,611		92,675		56,228
Ancillary Revenue [Member]
Revenue
Total revenue	$ 18,523		$ 10,657		$ 73,177		$ 67,201		$ 90,125		$ 80,979

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).
[2]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).